Provisions for contingencies	12 Months Ended
Jun. 30, 2024
Other provisions, contingent liabilities and contingent assets [Abstract]
Provisions for contingencies	Provisions for contingencies
Provisions are recognized when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated. Provisions are reviewed and adjusted to reflect management’s best estimate at the reporting dates.
Probable losses
The balance of probable losses from civil, tax, labor and environmental contingencies recognized by the Group is as follow:

	2024	2023

Civil	481	—
Tax	4,230	9
Labor	9,161	8,801
Environmental	130	35

Total	14,002	8,845
Possible losses
The Group is a party to various proceedings involving tax, environmental, labor and other matters that were assessed by management, under advice of legal counsel, as possibly leading to losses. Contingencies with losses considered more likely than not amounted to R$160,699 and R$77,724 as of June 30, 2024 and June 30, 2023, respectively.